INVENTORY - Schedule of Inventory Properties (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Inventory Properties [Line Items]
Total	$ 10,360	$ 10,272
Fuel Inventory [Member]
Disclosure of Inventory Properties [Line Items]
Total	651	690
Residential properties under development [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,816	3,007
Land held for development [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,015	1,781
Completed residential properties [Member]
Disclosure of Inventory Properties [Line Items]
Total	743	998
Industrial products and other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,611	2,816
Other [Member]
Disclosure of Inventory Properties [Line Items]
Total	2,175	1,670
Industrial products and other – office development
Disclosure of Inventory Properties [Line Items]
Total	$ 581	$ 243